SHARE-BASED COMPENSATION - Options Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Stock Options
Outstanding as of December 31, 2023 (in shares) | shares	1,435,794
Exercised (in shares) | shares	(892,095)
Forfeited (in shares) | shares	(14,697)
Outstanding as of December 31, 2024 (in shares) | shares	529,002
Weighted- Average Exercise Price
Outstanding as of December 31, 2023 (in dollar per share) | $ / shares	$ 2.84
Exercised (in dollar per share) | $ / shares	2.74
Forfeited (in dollar per share) | $ / shares	2.26
Outstanding as of December 31, 2024 (in dollar per share) | $ / shares	$ 3.08